Subsequent Event (Details) - Westinghouse Electric Company [Member] - USD ($)	1 Months Ended
	Feb. 05, 2024	Nov. 07, 2023
Disclosure of non-adjusting events after reporting period [line items]
Percent acquired in acquisition		49.00%
Repayment Of Borrowings Transaction [Member] | US Term Loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of borrowings	$ 200,000,000
Notional amount	$ 600,000,000
Percent acquired in acquisition	49.00%
Major Business Combination [Member] | US Term Loan, Tranche One [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment of borrowings	$ 300,000,000